Portfolio of Investments
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 33.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	2,885,000	2,868,676
Series 2018-2 Class A
05/15/2023	3.290%	12,000,000	11,991,120
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class B
06/13/2022	3.490%	56,146	56,005
Subordinated Series 2018-4 Class B
09/12/2022	3.780%	4,330,006	4,335,276
Subordinated Series 2018-4 Class C
01/13/2025	3.970%	5,000,000	4,959,304
Subordinated Series 2019-2 Class B
05/12/2023	3.050%	6,107,000	6,137,821
Ascentium Equipment Receivables(a)
Series 2019-2A Class A1
11/10/2020	2.150%	8,899,237	8,905,966
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	229,386	229,435
Series 2019-A Class A
07/15/2022	3.480%	877,168	866,158
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-2A Class A
12/20/2021	2.630%	8,800,000	8,271,940
Series 2016-1A Class A
06/20/2022	2.990%	1,850,000	1,748,163
CarMax Auto Owner Trust
Series 2020-2 Class A2A
01/17/2023	1.750%	9,500,000	9,500,000
Carvana Auto Receivables Trust(a)
Series 2019-1A Class A3
11/15/2022	3.080%	5,075,000	5,082,423
CCG Receivables Trust(a)
Series 20 18-1 Class A2
06/16/2025	2.500%	379,658	380,123
Series 2017-1 Class A2
11/14/2023	1.840%	202,107	202,137
Series 2019-1 Class A2
09/14/2026	2.800%	5,346,076	5,355,719
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% Floor 0.450% 05/15/2029	1.264%	1,519,413	1,519,413
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding II LLC(a)
Series 2017-4A Class A1
11/15/2029	2.120%	2,271,819	2,280,030
CNH Equipment Trust
Series 20 16-C Class A3
12/15/2021	1.440%	1,065,852	1,066,373
Series 2016-C Class A4
09/15/2023	1.760%	1,985,000	1,982,607
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	165,584	163,598
Series 2019-A Class A
10/16/2023	3.400%	469,925	459,894
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	2,002,789	1,982,804
Credit Acceptance Auto Loan Trust(a)
Series 2017-2A Class A
02/17/2026	2.550%	7,750,572	7,753,538
Daimler Trucks Retail Trust(a)
Series 2018-1 Class A3
07/15/2021	2.850%	3,141,900	3,144,028
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	9,475,000	9,473,105
DLL LLC(a)
Series 2018-ST2 Class A3
01/20/2022	3.460%	1,759,374	1,769,076
DLL Securitization Trust(a)
Series 2017-A Class A3
12/15/2021	2.140%	5,368,116	5,365,025
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,000,000	3,996,732
Series 2019-2 Class A3
03/15/2023	3.040%	8,030,915	8,056,788
Series 2019-2 Class C
06/16/2025	3.420%	700,000	704,464
Subordinated Series 2018-1 Class D
05/15/2024	3.810%	4,790,000	4,828,873
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	2,325,000	2,319,928
DT Auto Owner Trust(a)
Series 2018-2A Class C
03/15/2024	3.670%	11,474,120	11,305,294
Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1A Class A
09/15/2022	3.080%	680,120	681,533
Series 2019-3A Class B
05/15/2023	2.600%	3,650,000	3,639,920
Series 2020-1A Class A
09/15/2023	1.940%	6,581,770	6,571,932
Subordinated Series 2017-4A Class D
07/17/2023	3.470%	3,811,874	3,817,795
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	3,822,975	3,845,662
Enterprise Fleet Financing LLC(a)
Series 2017-3 Class A3
05/20/2023	2.360%	1,548,000	1,548,005
Series 2019-2 Class A1
08/20/2020	2.267%	728,825	728,771
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class A
07/15/2022	2.930%	1,842,717	1,844,038
Series 2019-4A Class A
01/17/2023	2.180%	4,133,094	4,138,027
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	7,835,000	7,815,592
Subordinated Series 2019-1A Class B
02/15/2023	3.450%	6,330,000	6,247,789
Fifth Third Auto Trust
Series 2017-1 Class A3
02/15/2022	1.800%	2,492,440	2,494,816
Series 2017-1 Class A4
07/15/2024	2.030%	5,500,000	5,518,981
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	11,000,000	10,990,862
Series 2016-1 Class A
08/15/2027	2.310%	12,000,000	12,004,735
Ford Credit Floorplan Master Owner Trust A
Series 2018-3 Class A1
10/15/2023	3.520%	15,242,000	15,267,355
GLS Auto Receivables Issuer Trust(a)
Series 2019-3A Class A
07/17/2023	2.580%	2,125,886	2,114,784
Series 2019-4A Class A
11/15/2023	2.470%	6,459,867	6,420,635
Series 2020-1A Class A
02/15/2024	2.170%	4,627,938	4,558,207
GM Financial Automobile Leasing Trust
Series 2018-3 Class A3
06/21/2021	3.180%	1,240,948	1,245,359
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2018-3 Class A3
05/16/2023	3.020%	4,224,085	4,292,281
Series 2020-1 Class A1
01/19/2021	1.766%	2,699,060	2,699,896
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% Floor 0.650% 04/10/2031	1.479%	2,207,392	2,207,401
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	4,082,000	4,054,907
Series 2016-2A Class A
03/25/2022	2.950%	10,500,000	9,883,716
Honda Auto Receivables Trust
Series 2017-1 Class A4
06/21/2023	2.050%	3,900,000	3,915,458
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	1,512,000	1,495,768
Series 2020-1A Class A2
02/20/2030	1.730%	2,500,000	2,475,510
Hyundai Auto Receivables Trust
Series 2020-A Class A2
04/17/2023	1.510%	9,250,000	9,248,150
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	1,123,331	1,124,243
Kubota Credit Owner Trust(a)
Series 2018-1A Class A3
08/15/2022	3.100%	2,029,430	2,046,768
Kubota Credit Owner Trust(a),(c)
Series 2020-1A Class A2
12/15/2022	1.920%	7,000,000	6,999,300
Marlette Funding Trust(a)
Series 2019-2A Class A
07/16/2029	3.130%	2,110,715	2,055,248
Series 2020-1A Class A
03/15/2030	2.240%	12,666,213	12,485,723
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	195,007	190,485
NextGear Floorplan Master Owner Trust(a)
Series 2018-2A Class A2
10/16/2023	3.690%	12,325,000	12,179,227
Nissan Auto Receivables Trust
Series 2020-A Class A2
12/15/2022	1.450%	7,000,000	6,985,860

2	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NMEF Funding LLC(a)
Series 2019-A Class A
08/15/2026	2.730%	6,160,525	6,171,752
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	5,939,000	5,931,171
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	5,352,000	5,327,795
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	2,400,000	2,296,717
Series 2019-3A Class A
07/15/2025	3.190%	2,512,834	2,466,129
SCF Equipment Leasing(a)
Series 2019-2A Class A1
06/20/2024	2.220%	5,441,263	5,450,905
SCF Equipment Leasing LLC(a)
Series 2019-1A Class A1
03/20/2023	3.040%	1,364,647	1,365,898
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	1,802,124	1,785,800
SoFi Consumer Loan Program LLC(a),(d)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	2,900,000	2,779,129
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	6,049,244	6,046,926
Series 2018-2 Class A2
04/26/2027	3.350%	485,103	483,734
Series 2018-3 Class B
08/25/2027	4.020%	7,950,000	7,202,118
Series 2019-2 Class A
04/25/2028	3.010%	7,136,772	7,086,498
Series 2019-3 Class A
05/25/2028	2.900%	4,242,450	4,215,884
Series 2019-4 Class A
08/25/2028	2.450%	6,895,841	6,576,420
SoFi Professional Loan Program LLC(a)
Series 2017-F Class A1FX
01/25/2041	2.050%	77,814	76,371
Series 2018-A Class A2A
02/25/2042	2.390%	2,414,937	2,349,966
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	765,055	764,227
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Receivables Owner Trust
Series 2020-B Class A2
12/15/2022	1.380%	5,500,000	5,505,693
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	633,017	622,762
Verizon Owner Trust(a)
Series 2017-1A Class A
09/20/2021	2.060%	41,466	41,476
Series 2017-2A Class A
12/20/2021	1.920%	1,712,978	1,712,654
Verizon Owner Trust
Series 2018-A Class A1A
04/20/2023	3.230%	7,000,000	7,140,109
Series 2019-A Class A1A
09/20/2023	2.930%	12,460,000	12,727,663
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	1.314%	2,750,000	2,750,069
Westlake Automobile Receivables Trust(a),(b)
Series 2018-3A Class A2B
1-month USD LIBOR + 0.350% 01/18/2022	1.164%	1,028,414	1,027,302
Westlake Automobile Receivables Trust(a)
Series 2018-3A Class B
10/16/2023	3.320%	8,700,000	8,573,615
Series 2019-1A Class C
03/15/2024	3.450%	7,315,000	6,750,089
Series 2019-3A Class A2
02/15/2023	2.150%	14,768,000	14,818,427
Subordinated Series 2018-1A Class D
05/15/2023	3.410%	5,640,000	5,635,141
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	10,000,000	9,749,993
Wheels SPV 2 LLC(a)
Series 2018-1A Class A2
04/20/2027	3.060%	439,373	435,491
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	2,743,585	2,749,388
Series 2018-C Class A3
11/15/2023	3.130%	6,652,000	6,766,996
Series 2018-D Class A3
04/15/2024	3.330%	2,560,000	2,623,434
Total Asset-Backed Securities — Non-Agency (Cost $489,440,600)			482,904,317

Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	542,153	542,197
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	299,188	301,467
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.651%	3,631,496	3,518,483
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	2,250,000	2,253,677
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	3,426,181	3,446,598
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1 Class AAB
01/10/2045	3.187%	497,400	501,417
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	2,998,912	3,018,782
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	1.564%	11,000,000	10,275,376
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	4,552,531	4,612,910
Series 2012-C8 Class ASB
08/15/2045	2.559%	3,179,126	3,199,330
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $32,400,896)			31,670,237

Corporate Bonds & Notes 51.7%

Aerospace & Defense 1.9%
General Dynamics Corp.(b)
3-month USD LIBOR + 0.380% 05/11/2021	2.111%	5,796,000	5,775,285
L3Harris Technologies, Inc.(a)
02/15/2021	4.950%	7,001,000	7,118,972
Lockheed Martin Corp.
11/23/2020	2.500%	7,000,000	7,040,057
Northrop Grumman Corp.
10/15/2020	2.080%	7,000,000	7,034,508
Total			26,968,822
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.0%
Ford Motor Credit Co. LLC
04/05/2021	3.470%	6,000,000	5,748,440
Toyota Motor Credit Corp.(b)
3-month USD LIBOR + 0.290% 10/07/2021	1.677%	8,000,000	7,897,142
Total			13,645,582
Banking 13.4%
American Express Credit Corp.(b)
3-month USD LIBOR + 0.700% 03/03/2022	2.163%	7,171,000	7,124,410
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.460% 05/17/2021	2.152%	7,000,000	6,972,742
Bank of America Corp.(b)
3-month USD LIBOR + 1.420% 04/19/2021	2.555%	10,000,000	10,071,754
Bank of Montreal(b)
3-month USD LIBOR + 0.400% 09/10/2021	1.296%	7,876,000	7,822,254
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 0.280% 06/04/2021	1.534%	8,000,000	7,979,647
Bank of Nova Scotia(b)
3-month USD LIBOR + 0.420% 01/25/2021	1.411%	8,000,000	7,958,134
Barclays Bank PLC(b)
3-month USD LIBOR + 0.460% 01/11/2021	1.771%	1,235,000	1,233,139
Barclays Bank PLC
01/11/2021	2.650%	7,000,000	7,045,394
Capital One Financial Corp.(b)
3-month USD LIBOR + 0.950% 03/09/2022	1.949%	6,249,000	6,146,587
Citibank NA(b)
3-month USD LIBOR + 0.570% 07/23/2021	1.613%	10,000,000	9,952,720
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.430% 04/26/2021	1.421%	2,740,000	2,738,403
3-month USD LIBOR + 0.830% 01/10/2022	2.141%	3,800,000	3,784,996
Discover Bank
06/04/2020	3.100%	6,000,000	5,992,221
08/09/2021	3.200%	1,000,000	1,005,077
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.170% 11/15/2021	2.862%	7,977,000	7,961,456

4	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC
03/08/2021	3.400%	7,300,000	7,433,575
ING Bank NV(a)
08/15/2021	2.050%	6,000,000	6,042,319
Lloyds Bank PLC
05/07/2021	3.300%	6,900,000	7,041,890
Morgan Stanley(b)
SOFR + 0.700% 01/20/2023	0.719%	8,000,000	7,669,801
PNC Bank NA
12/09/2021	2.550%	7,278,000	7,447,510
Royal Bank of Canada(b)
3-month USD LIBOR + 0.400% 01/25/2021	1.391%	7,000,000	6,983,362
State Street Corp.
08/18/2020	2.550%	6,336,000	6,364,414
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.270% 03/17/2021	1.113%	8,408,000	8,376,027
Truist Financial Corp.
04/01/2022	2.750%	8,000,000	8,199,271
UBS AG(a)
04/21/2022	1.750%	6,815,000	6,844,137
US Bank NA(b)
3-month USD LIBOR + 0.180% 01/21/2022	1.289%	10,000,000	9,890,473
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	1.978%	9,000,000	9,012,044
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.850% 08/19/2021	2.543%	775,000	775,325
3-month USD LIBOR + 0.850% 01/11/2022	2.161%	7,000,000	6,998,914
Total			192,867,996
Cable and Satellite 1.0%
NBCUniversal Enterprise, Inc.(a),(b)
3-month USD LIBOR + 0.400% 04/01/2021	1.833%	7,855,000	7,851,856
Time Warner Cable LLC
02/15/2021	4.125%	6,503,000	6,526,827
Total			14,378,683
Chemicals 0.5%
DowDuPont, Inc.
11/15/2020	3.766%	7,029,000	7,094,853
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LyondellBasell Industries NV
11/15/2021	6.000%	700,000	733,258
Total			7,828,111
Construction Machinery 1.0%
Caterpillar Financial Services Corp.(b)
3-month USD LIBOR + 0.200% 11/12/2021	1.913%	7,000,000	6,913,685
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.400% 06/07/2021	1.399%	1,250,000	1,245,365
3-month USD LIBOR + 0.260% 09/10/2021	1.156%	6,536,000	6,489,511
Total			14,648,561
Diversified Manufacturing 1.0%
Carrier Global Corp.(a)
02/15/2023	1.923%	7,195,000	7,230,957
Honeywell International, Inc.
11/01/2021	1.850%	7,000,000	7,112,749
Total			14,343,706
Electric 5.8%
American Electric Power Co., Inc.
11/13/2020	2.150%	6,000,000	6,031,607
Consolidated Edison Co. of New York, Inc.(b)
3-month USD LIBOR + 0.400% 06/25/2021	1.616%	6,913,000	6,831,691
Dominion Energy, Inc.
08/15/2021	2.000%	6,517,000	6,561,601
Duke Energy Corp.(a),(b)
3-month USD LIBOR + 0.500% 05/14/2021	2.204%	7,000,000	6,976,835
Emera U.S. Finance LP
06/15/2021	2.700%	6,000,000	6,031,945
Exelon Corp.
06/15/2020	2.850%	6,000,000	5,997,598
National Rural Utilities Cooperative Finance Corp.
03/15/2021	2.900%	5,000,000	5,085,654
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	6,458,000	6,564,395
PacifiCorp
02/01/2022	2.950%	6,508,000	6,725,285
PPL Capital Funding, Inc.
06/15/2022	4.200%	6,500,000	6,784,702
Southern Power Co.
12/15/2021	2.500%	6,183,000	6,273,727

Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/2020	2.450%	5,642,000	5,637,628
Xcel Energy, Inc.
03/15/2021	2.400%	8,012,000	8,063,606
Total			83,566,274
Finance Companies 0.6%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	8,000,000	7,992,892
Food and Beverage 3.5%
Anheuser-Busch InBev Finance, Inc.(b)
3-month USD LIBOR + 1.260% 02/01/2021	1.816%	8,109,000	8,128,761
Conagra Brands, Inc.(b)
3-month USD LIBOR + 0.500% 10/09/2020	1.820%	2,737,000	2,725,718
Conagra Brands, Inc.
10/22/2021	3.800%	4,000,000	4,125,237
Diageo Capital PLC(b)
3-month USD LIBOR + 0.240% 05/18/2020	1.932%	5,000,000	5,000,081
Diageo Investment Corp.
05/11/2022	2.875%	7,000,000	7,270,636
Kraft Heinz Foods Co. (The)(b)
3-month USD LIBOR + 0.570% 02/10/2021	2.304%	6,081,000	5,983,658
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.365% 05/02/2022	2.128%	10,000,000	9,950,652
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.146%	7,225,000	7,221,256
Total			50,405,999
Health Care 2.5%
Becton Dickinson and Co.
06/05/2020	2.404%	5,585,000	5,581,422
11/08/2021	3.125%	1,500,000	1,533,178
Cardinal Health, Inc.
12/15/2020	4.625%	6,000,000	6,093,640
Cigna Corp.
09/17/2020	3.200%	6,000,000	6,037,743
CVS Health Corp.(b)
3-month USD LIBOR + 0.720% 03/09/2021	1.719%	4,863,000	4,851,184
McKesson Corp.
11/30/2020	3.650%	7,000,000	7,083,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medtronic, Inc.
03/15/2022	3.150%	5,074,000	5,300,901
Total			36,481,820
Healthcare Insurance 1.0%
Anthem, Inc.
08/15/2020	4.350%	7,250,000	7,309,563
UnitedHealth Group, Inc.
07/15/2020	2.700%	7,145,000	7,166,224
Total			14,475,787
Independent Energy 0.2%
Woodside Finance Ltd.(a)
05/10/2021	4.600%	3,070,000	3,135,878
Integrated Energy 0.6%
BP Capital Markets PLC
11/01/2021	3.561%	7,000,000	7,191,312
Chevron Corp.(b)
3-month USD LIBOR + 0.480% 03/03/2022	1.943%	1,625,000	1,600,310
Total			8,791,622
Life Insurance 1.5%
American International Group, Inc.
03/01/2021	3.300%	8,000,000	8,115,491
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.230% 01/08/2021	1.582%	7,245,000	7,234,951
Principal Life Global Funding II(a),(b)
3-month USD LIBOR + 0.300% 06/26/2020	1.532%	310,000	310,038
Prudential Financial, Inc.
06/21/2020	5.375%	5,877,000	5,905,375
Total			21,565,855
Media and Entertainment 0.9%
Discovery Communications LLC
06/15/2020	2.800%	5,326,000	5,323,341
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 03/04/2022	1.644%	8,000,000	7,953,905
Total			13,277,246
Midstream 1.8%
Enterprise Products Operating LLC
02/15/2021	2.800%	6,200,000	6,229,750
Kinder Morgan Energy Partners LP
09/15/2020	5.300%	5,000,000	5,044,755
03/01/2021	3.500%	1,361,000	1,364,005

6	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP(b)
3-month USD LIBOR + 0.900% 09/09/2021	1.899%	6,500,000	6,075,703
Plains All American Pipeline LP/Finance Corp.
02/01/2021	5.000%	6,745,000	6,720,236
Total			25,434,449
Natural Gas 0.1%
NiSource, Inc.
11/17/2022	2.650%	1,750,000	1,807,945
Office REIT 0.5%
Boston Properties LP
05/15/2021	4.125%	7,589,000	7,714,602
Pharmaceuticals 2.7%
AbbVie, Inc.(a),(b)
3-month USD LIBOR + 0.460% 11/19/2021	2.153%	7,300,000	7,209,247
Amgen, Inc.
05/11/2022	2.650%	7,000,000	7,195,300
Bristol-Myers Squibb Co.(a)
10/15/2020	3.950%	3,000,000	3,042,146
Bristol-Myers Squibb Co.(a),(b)
3-month USD LIBOR + 0.200% 11/16/2020	1.892%	5,000,000	4,996,426
Gilead Sciences, Inc.
09/01/2020	2.550%	9,618,000	9,670,561
Pfizer, Inc.
12/15/2021	2.200%	6,200,000	6,338,231
Roche Holdings, Inc.(a)
01/28/2022	1.750%	1,000,000	1,016,442
Total			39,468,353
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
11/03/2020	2.300%	7,000,000	7,032,631
Railroads 0.5%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	6,905,000	7,087,343
Refining 0.5%
Marathon Petroleum Corp.
03/01/2021	5.125%	6,393,000	6,445,212
Retail REIT 0.5%
Simon Property Group LP
09/01/2020	2.500%	7,078,000	7,077,434
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.7%
Lowe’s Companies, Inc.
04/15/2021	3.750%	7,000,000	7,122,747
Walmart, Inc.(b)
3-month USD LIBOR + 0.230% 06/23/2021	1.425%	2,867,000	2,869,167
Total			9,991,914
Supermarkets 0.4%
Kroger Co. (The)
01/15/2021	3.300%	5,981,000	6,048,547
Technology 3.2%
Apple, Inc.(b)
3-month USD LIBOR + 0.500% 02/09/2022	2.234%	8,275,000	8,287,616
Broadcom, Inc.(a)
10/15/2022	3.125%	5,925,000	6,141,060
Cisco Systems, Inc.
06/15/2020	2.450%	5,010,000	5,017,921
IBM Credit LLC
11/30/2020	3.450%	6,620,000	6,724,030
Intel Corp.(b)
3-month USD LIBOR + 0.350% 05/11/2022	2.081%	8,000,000	7,956,769
NXP BV/Funding LLC(a)
06/15/2022	4.625%	1,173,000	1,223,051
Oracle Corp.
10/15/2022	2.500%	7,500,000	7,781,274
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.550% 05/20/2020	2.245%	3,347,000	3,343,894
Total			46,475,615
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	5,421,000	5,474,411
Wireless 0.8%
American Tower Corp.
06/01/2020	2.800%	6,000,000	5,999,077
01/15/2022	2.250%	5,095,000	5,165,593
Total			11,164,670
Wirelines 2.7%
AT&T, Inc.
03/01/2022	3.200%	10,000,000	10,363,478
Deutsche Telekom International Finance BV(a)
09/19/2021	1.950%	7,442,000	7,471,046

Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Orange SA
09/14/2021	4.125%	5,893,000	6,166,094
Telefonica Emisiones SAU
02/16/2021	5.462%	6,534,000	6,724,309
Verizon Communications, Inc.
03/15/2021	3.450%	8,500,000	8,680,399
Total			39,405,326
Total Corporate Bonds & Notes (Cost $744,930,021)			745,003,286

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario
06/29/2022	2.450%	7,000,000	7,277,427
Province of Quebec
01/31/2022	2.375%	7,266,000	7,490,898
Total			14,768,325
Total Foreign Government Obligations (Cost $14,726,053)			14,768,325

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.187% 02/01/2036	3.937%	75,633	79,285
Federal National Mortgage Association(b)
12-month USD LIBOR + 2.130% Floor 2.130%, Cap 10.130% 03/01/2034	4.130%	118,138	118,726
Total Residential Mortgage-Backed Securities - Agency (Cost $192,801)			198,011

Residential Mortgage-Backed Securities - Non-Agency 2.7%

Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.787%	369,023	363,503
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.587%	1,587,606	1,533,820
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A1
07/25/2049	2.720%	4,826,849	4,793,334
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,670,832	1,659,397
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mortgage Repurchase Agreement Financing Trust(a),(b),(f),(g)
CMO Series 2020-1 Class A1
1-month USD LIBOR + 2.000% Floor 2.000% 04/30/2022	2.000%	12,000,000	12,000,000
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	2,737,766	2,546,378
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 06/25/2029	1.687%	1,598,975	1,569,320
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	2,495,465	2,295,515
Verus Securitization Trust(a),(d)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	4,696,147	4,603,774
CMO Series 2019-1 Class A2
02/25/2059	3.938%	2,439,700	2,415,222
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	1,661,079	1,625,700
CMO Series 2020-1 Class A1
01/25/2060	2.417%	3,857,916	3,792,120
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $39,937,917)			39,198,083

U.S. Government & Agency Obligations 1.3%

Federal Farm Credit Banks Funding Corp.(b)
1-month USD LIBOR + -0.025% 05/28/2021	0.416%	13,000,000	13,002,575
1-month USD LIBOR + 0.000% 10/18/2021	0.718%	5,000,000	5,001,647
Total U.S. Government & Agency Obligations (Cost $17,999,459)			18,004,222

U.S. Treasury Obligations 3.7%

U.S. Treasury
08/15/2020	2.625%	52,675,000	53,037,141
Total U.S. Treasury Obligations (Cost $52,907,030)			53,037,141

8	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(h),(i)	61,545,683	61,557,992
Total Money Market Funds (Cost $61,529,780)		61,557,992
Total Investments in Securities (Cost: $1,454,064,557)		1,446,341,614
Other Assets & Liabilities, Net		(5,324,232)
Net Assets		1,441,017,382
At April 30, 2020, securities and/or cash totaling $218,750 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(350)	06/2020	USD	(77,150,391)	—	(1,206,524)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $494,868,997, which represents 34.34% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of April 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2020.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2020, the total value of these securities amounted to $12,000,000, which represents 0.83% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	23,246,313	820,911,229	(782,611,859)	61,545,683	(34,180)	28,212	509,328	61,557,992
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2020 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020